CONSOLIDATED STATEMENT OF FINANCIAL POSITION - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 25,329,846	$ 23,701,149
Financial assets investments	29,289,301	29,553,003
Derivative financial instruments	2,454,005	2,800,719
Financial assets investments and derivative financial instruments	31,743,306	32,353,722
Loans and advances to customers	220,323,483	191,409,730
Allowance for loans, advances and lease losses	(15,864,482)	(16,616,043)
Loans and advances to customers, net	204,459,001	174,793,687
Assets held for sale and inventories, net	546,794	509,145
Investment in associates and joint ventures	2,720,559	2,506,315
Investment properties	3,132,220	2,839,350
Premises and equipment, net	5,100,652	4,302,304
Right of use assets, lease	1,695,865	1,661,015
Goodwill and intangible assets, net	8,628,772	7,507,321
Deferred tax, net	746,375	675,295
Other assets, net	5,751,658	4,719,202
TOTAL ASSETS	289,855,048	255,568,505
LIABILITIES
Deposits by customers	210,390,848	180,820,793
Interbank deposits and repurchase agreements and other similar secured borrowing	1,649,730	2,978,737
Derivative financial instruments	1,961,109	2,381,326
Borrowings from other financial institutions	8,551,558	11,202,126
Debt instruments in issue	21,093,864	19,126,593
Lease liabilities	1,819,077	1,818,358
Preferred shares	584,204	584,204
Current tax	261,653	296,404
Deferred tax, net	1,016,586	1,056,094
Employees benefit plans	838,237	823,945
Other liabilities	7,762,724	6,364,712
TOTAL LIABILITIES	255,929,590	227,453,292
EQUITY
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Appropriated reserves	14,661,007	13,830,604
Retained earnings	3,273,788	3,911,249
Net income attributable to equity holders of the Parent Company	4,086,795	275,994
Accumulated other comprehensive income, net of tax	4,874,389	3,189,014
STOCKHOLDERS' EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY	32,234,347	26,545,229
Non-controlling interest	1,691,111	1,569,984
TOTAL EQUITY	33,925,458	28,115,213
TOTAL LIABILITIES AND EQUITY	$ 289,855,048	$ 255,568,505